EXCHANGE AGREEMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 09, 2021	May 17, 2019	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Dividend payable, total	$ 2,588,869		$ 275,082	$ 138,195	$ 73,995
Series B Convertible Preferred Shares [Member]
Total Designated Shares			2,694,514	2,694,514
Stated value per share			$ 1.30	$ 1.30
Rate of interest			10.00%	10.00%
Debt instrument conversion price description			conversion price, which is (i) $1.30 or (ii) 75% of the price paid per share by investors in any subsequent offering of the Company’s common stock or common stock equivalents, subject to adjustment as provided herein, subject to adjustment as set forth below (the “Conversion Price”)	conversion price, which is (i) $1.30 or (ii) 75% of the price paid per share by investors in any subsequent offering of the Company’s common stock or common stock equivalents, subject to adjustment as provided herein, subject to adjustment as set forth below (the “Conversion Price”)
Percentage of stock converted			4.99%	4.99%
Series A Convertible Preferred Shares [Member]
Dividend payable, total	105,432
Preferred stock aggregate value	$ 1,006,000
Calvary Fund Management, LLC [Member]
Total Designated Shares	2,694,514
Description of shares exchange agreement	it agreed to issue Calvary 2,694,514 shares of its newly designated Series B Convertible Preferred Stock (the “Series B Preferred”) in exchange (the “Exchange”) for (i) 8,480,000 shares of its Series A Convertible Preferred Stock (the “Series A Preferred”), (ii) outstanding common stock purchase warrants (the “Warrants”), and (iii) all principal and accrued interest due under outstanding convertible promissory notes (the “Convertible Notes”, and together with the Series A Preferred and the Warrants, the “Calvary Securities”)
Interest on notes payable	$ 1,477,437
Calvary Fund Management, LLC [Member] | Series B Convertible Preferred Stock [Member]
Preffered stock, Ownership percentage			5.00%	5.00%
Pinz Capital Special Opportunities Fund LP [Member] | Series A Convertible Preferred Shares [Member]
Preferred stock acquired		2,107,356
Acqusition of preferred stock warrant		2,107,356